RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other receivables, related party	$ 253,772	$ 147,553	$ 10,800
William Robinson [Member]
Other receivables, related party	$ 253,772	$ 147,553